Financial assets - Nominal and fair value of financial assets (Details) ₺ in Thousands, € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 TRY (₺)	Dec. 31, 2024 TRY (₺)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)
Debt securities
Financial assets
Financial asset at fair value	₺ 38,677,288	₺ 18,447,443
Debt securities | Indefinite | USD
Financial assets
Notional amount | $			$ 100,000
Financial asset at fair value	₺ 4,404,161
Fair value, maturity date	Indefinite
Debt securities | 17 August 2031 | USD
Financial assets
Notional amount | $			69,135
Financial asset at fair value	₺ 3,709,651
Fair value, maturity date	17 August 2031
Debt securities | 10 February 2027 | TRY
Financial assets
Notional amount	₺ 2,914,000
Financial asset at fair value	₺ 3,227,414
Fair value, maturity date	10 February 2027
Debt securities | 15 May 2034 | USD
Financial assets
Notional amount | $					$ 135,000
Financial asset at fair value		₺ 6,168,766
Fair value, maturity date		15 May 2034
Debt securities | 12 August 2026 | TRY
Financial assets
Notional amount		₺ 988,000
Financial asset at fair value		₺ 1,450,591
Fair value, maturity date		12 August 2026
Debt securities | 12 September 2029 | TRY
Financial assets
Notional amount	₺ 2,400,000	₺ 1,001,000
Financial asset at fair value	₺ 2,548,556	₺ 1,396,346
Fair value, maturity date	12 September 2029	12 September 2029
Debt securities | 21 May 2030 | EUR
Financial assets
Notional amount | €						€ 24,500
Financial asset at fair value		₺ 1,289,686
Fair value, maturity date		21 May 2030
Debt securities | 31 July 2030 | USD
Financial assets
Notional amount | $			50,000
Financial asset at fair value	₺ 2,295,357
Fair value, maturity date	31 July 2030
Debt securities | 16 October 2028 | USD
Financial assets
Notional amount | $			46,500		54,500
Financial asset at fair value	₺ 2,225,938	₺ 2,760,739
Fair value, maturity date	16 October 2028	16 October 2028
Debt securities | 13 August 2026 | USD
Financial assets
Notional amount | $			50,000
Financial asset at fair value	₺ 2,206,618
Fair value, maturity date	13 August 2026
Debt securities | 22 July 2026 | USD
Financial assets
Notional amount | $			50,000
Financial asset at fair value	₺ 2,205,265
Fair value, maturity date	22 July 2026
Debt securities | 5 April 2026 | USD
Financial assets
Notional amount | $			50,000
Financial asset at fair value	₺ 2,174,117
Fair value, maturity date	5 April 2026
Debt securities | 27 September 2034 | TRY
Financial assets
Notional amount	₺ 1,500,000
Financial asset at fair value	₺ 1,621,220
Fair value, maturity date	27 September 2034
Debt securities | 26 February 2035 | USD
Financial assets
Notional amount | $			35,000
Financial asset at fair value	₺ 1,584,491
Fair value, maturity date	26 February 2035
Debt securities | 21 May 2030 | EUR
Financial assets
Notional amount | €				€ 24,500
Financial asset at fair value	₺ 1,375,937
Fair value, maturity date	21 May 2030
Debt securities | 4 February 2030 | USD
Financial assets
Notional amount | $			30,000
Financial asset at fair value	₺ 1,374,649
Fair value, maturity date	4 February 2030
Debt securities | 14 September 2026 | EUR
Financial assets
Notional amount | €				23,945
Financial asset at fair value	₺ 1,244,558
Fair value, maturity date	14 September 2026
Debt securities | 12 November 2026 | USD
Financial assets
Notional amount | $			22,500		22,500
Financial asset at fair value	₺ 1,020,877	₺ 1,116,306
Fair value, maturity date	12 November 2026	12 November 2026
Debt securities | 23 January 2025 | USD
Financial assets
Notional amount | $					20,000
Financial asset at fair value		₺ 946,948
Fair value, maturity date		23 January 2025
Debt securities | 1 October 2025 | USD
Financial assets
Notional amount | $					15,000
Financial asset at fair value		₺ 740,589
Fair value, maturity date		1 October 2025
Debt securities | 12 December 2025 | USD
Financial assets
Notional amount | $					13,000
Financial asset at fair value		₺ 613,384
Fair value, maturity date		12 December 2025
Debt securities | Indefinite | USD
Financial assets
Notional amount | $			21,000
Financial asset at fair value	₺ 937,916
Fair value, maturity date	Indefinite
Debt securities | Indefinite | USD
Financial assets
Notional amount | $			20,000
Financial asset at fair value	₺ 892,514
Fair value, maturity date	Indefinite
Debt securities | 31 October 2035 | EUR
Financial assets
Notional amount | €				15,000
Financial asset at fair value	₺ 755,646
Fair value, maturity date	31 October 2035
Debt securities | 5 October 2034 | USD
Financial assets
Notional amount | $			11,500		11,500
Financial asset at fair value	₺ 535,734	₺ 557,994
Fair value, maturity date	5 October 2034	5 October 2034
Debt securities | 16 January 2029 | USD
Financial assets
Notional amount | $			11,000		11,000
Financial asset at fair value	₺ 518,575	₺ 544,520
Fair value, maturity date	16 January 2029	16 January 2029
Debt securities | 3 December 2025 | USD
Financial assets
Notional amount | $					10,000
Financial asset at fair value		₺ 463,994
Fair value, maturity date		3 December 2025
Debt securities | 19 October 2028 | USD
Financial assets
Notional amount | $					4,500
Financial asset at fair value		₺ 228,637
Fair value, maturity date		19 October 2028
Debt securities | 31 March 2025 | USD
Financial assets
Notional amount | $					$ 3,620
Financial asset at fair value		₺ 168,943
Fair value, maturity date		31 March 2025
Debt securities | 17 January 2034 | USD
Financial assets
Notional amount | $			10,000
Financial asset at fair value	₺ 475,348
Fair value, maturity date	17 January 2034
Debt securities | 14 September 2027 | USD
Financial assets
Notional amount | $			7,421
Financial asset at fair value	₺ 411,330
Fair value, maturity date	14 September 2027
Debt securities | 8 November 2028 | TRY
Financial assets
Notional amount	₺ 250,000
Financial asset at fair value	₺ 258,297
Fair value, maturity date	8 November 2028
Debt securities | 28 January 2026 | EUR
Financial assets
Notional amount | €				5,000
Financial asset at fair value	₺ 251,908
Fair value, maturity date	28 January 2026
Debt securities | 1 April 2026 | EUR
Financial assets
Notional amount | €				3,000
Financial asset at fair value	₺ 154,286
Fair value, maturity date	1 April 2026
Debt securities | 8 October 2026 | EUR
Financial assets
Notional amount | €				2,500
Financial asset at fair value	₺ 128,220
Fair value, maturity date	8 October 2026
Debt securities | 16 March 2026 | TRY
Financial assets
Notional amount	₺ 100,000
Financial asset at fair value	₺ 92,968
Fair value, maturity date	16 March 2026
Debt securities | 17 April 2026 | TRY
Financial assets
Notional amount	₺ 50,000
Financial asset at fair value	₺ 45,737
Fair value, maturity date	17 April 2026
Investment funds
Financial assets
Financial asset at fair value	₺ 10,602,314
Investment funds | Indefinite | USD
Financial assets
Notional amount | $			113,235
Financial asset at fair value	₺ 4,853,525
Fair value, maturity date	Indefinite
Investment funds | Indefinite | EUR
Financial assets
Notional amount | €				50,000
Financial asset at fair value	₺ 2,522,660
Fair value, maturity date	Indefinite
Investment funds | Indefinite | EUR
Financial assets
Notional amount | €				€ 50,000
Financial asset at fair value	₺ 2,268,762
Fair value, maturity date	Indefinite
Investment funds | Indefinite | TRY
Financial assets
Notional amount	₺ 116,497
Financial asset at fair value	₺ 255,508
Fair value, maturity date	Indefinite
Investment funds | 15 March 2026 | USD
Financial assets
Notional amount | $			5,000
Financial asset at fair value	₺ 216,764
Fair value, maturity date	15 March 2026
Investment funds | 19 November 2027 | USD
Financial assets
Notional amount | $			4,992
Financial asset at fair value	₺ 213,952
Fair value, maturity date	19 November 2027
Investment funds | Indefinite | TRY
Financial assets
Notional amount	₺ 174,131
Financial asset at fair value	₺ 174,131
Fair value, maturity date	Indefinite
Investment funds | 24 February 2027 | USD
Financial assets
Notional amount | $			$ 2,006
Financial asset at fair value	₺ 85,975
Fair value, maturity date	24 February 2027
Investment funds | 1 January 2090 | TRY
Financial assets
Notional amount	₺ 2,144
Financial asset at fair value	₺ 8,655
Fair value, maturity date	1 January 2090
Investment funds | Indefinite | TRY
Financial assets
Notional amount	₺ 769
Financial asset at fair value	₺ 2,132
Fair value, maturity date	Indefinite
Investment funds | Indefinite | TRY
Financial assets
Notional amount	₺ 134
Financial asset at fair value	₺ 134
Fair value, maturity date	Indefinite
Investment funds | Indefinite | TRY
Financial assets
Notional amount	₺ 117
Financial asset at fair value	₺ 116
Fair value, maturity date	Indefinite
Currency protected time deposits
Financial assets
Financial asset at fair value		₺ 4,677,683
Currency protected time deposits | 25 April 2025 | TRY
Financial assets
Notional amount		1,644,192
Financial asset at fair value		₺ 2,885,065
Fair value, maturity date		25 April 2025
Currency protected time deposits | 26 February 2025 | TRY
Financial assets
Notional amount		₺ 505,259
Financial asset at fair value		₺ 851,078
Fair value, maturity date		26 February 2025
Currency protected time deposits | 21 February 2025 | TRY
Financial assets
Notional amount		₺ 246,418
Financial asset at fair value		₺ 417,007
Fair value, maturity date		21 February 2025
Currency protected time deposits | 28 February 2025 | TRY
Financial assets
Notional amount		₺ 155,895
Financial asset at fair value		₺ 262,354
Fair value, maturity date		28 February 2025
Currency protected time deposits | 27 February 2025 | TRY
Financial assets
Notional amount		₺ 155,646
Financial asset at fair value		₺ 262,179
Fair value, maturity date		27 February 2025